Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.13%
Communication services: 10.21%
Diversified telecommunication services: 0.82%
AT&T Incorporated	133,480	$ 3,047,344
Lumen Technologies Incorporated	19,605	241,926
Verizon Communications Incorporated	64,617	3,248,297
		6,537,567
Entertainment: 1.85%
Activision Blizzard Incorporated	11,554	677,064
Electronic Arts Incorporated	5,834	724,699
Netflix Incorporated †	7,884	5,060,740
Playtika Holding Corporation †	28,973	498,336
Roku Incorporated †	1,845	419,940
Spotify Technology †	2,277	543,065
Take-Two Interactive Software Incorporated †	1,927	319,651
The Madison Square Garden Company Class A †	4,487	772,975
The Walt Disney Company †	32,770	4,748,373
World Wrestling Entertainment Incorporated Class A	17,571	867,305
Zynga Incorporated Class A †	17,913	108,015
		14,740,163
Interactive media & services: 6.16%
Alphabet Incorporated Class A †	5,911	16,775,122
Alphabet Incorporated Class C †	5,373	15,307,892
Facebook Incorporated Class A †	46,270	15,012,764
Match Group Incorporated †	9,160	1,190,708
Pinterest Incorporated Class A †	10,019	401,361
TripAdvisor Incorporated †	13,395	346,395
Twitter Incorporated †	2,001	87,924
Zillow Group Incorporated Class A †	80	4,329
		49,126,495
Media: 1.21%
Altice USA Incorporated †	3,938	62,378
Charter Communications Incorporated Class A †	2,083	1,346,201
Comcast Corporation Class A	76,220	3,809,476
Discovery Incorporated Class A †	2,923	68,018
Discovery Incorporated Class C †	5,598	127,131
Fox Corporation Class A	16,435	586,894
Interpublic Group of Companies Incorporated	29,757	987,635
Loyalty Ventures Incorporated †	4,510	129,437
News Corporation Class A	18,691	404,099
News Corporation Class B	16,690	359,670
Nexstar Media Group Incorporated Class A	5,137	767,982
Omnicom Group Incorporated	6,763	455,218
Sirius XM Holdings Incorporated	89,342	544,986
ViacomCBS Incorporated Class B	1	31
		9,649,156
Wireless telecommunication services: 0.17%
T-Mobile US Incorporated †	12,703	1,382,213
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Consumer discretionary: 11.15%
Auto components: 0.17%
Aptiv plc †	5,462	$ 875,832
BorgWarner Incorporated	4,267	184,676
Gentex Corporation	4,314	148,531
Lear Corporation	1,078	180,878
		1,389,917
Automobiles: 2.17%
Ford Motor Company	94,266	1,808,965
General Motors Company †	25,321	1,465,326
Tesla Motors Incorporated †	11,842	13,556,248
Thor Industries Incorporated	4,175	441,339
		17,271,878
Distributors: 0.08%
Genuine Parts Company	1,241	158,525
LKQ Corporation	8,545	477,666
		636,191
Diversified consumer services: 0.12%
Frontdoor Incorporated †	19,537	675,199
Grand Canyon Education Incorporated †	866	62,759
H&R Block Incorporated	3,228	76,439
Terminix Global Holdings Incorporated †	4,142	154,579
		968,976
Hotels, restaurants & leisure: 2.12%
Aramark	4,170	139,278
Booking Holdings Incorporated †	453	952,138
Boyd Gaming Corporation †	16,479	965,834
Chipotle Mexican Grill Incorporated †	655	1,076,434
Choice Hotels International Incorporated	4,606	661,191
Churchill Downs Incorporated	559	125,339
Darden Restaurants Incorporated	6,099	841,357
Domino's Pizza Incorporated	2,805	1,470,213
Draftkings Incorporated Class A †	5,742	198,386
Expedia Group Incorporated †	1,974	317,992
Hilton Worldwide Holdings Incorporated †	2,481	335,109
Marriott International Incorporated Class A †	4,226	623,589
Marriott Vacations Worldwide Corporation	2,021	308,506
McDonald's Corporation	12,026	2,941,560
Six Flags Entertainment Corporation †	13,261	484,955
Starbucks Corporation	23,607	2,588,271
The Wendy's Company	19,471	400,713
Travel Leisure Company	1,576	77,571
Wyndham Hotels & Resorts Incorporated	5,835	463,766
Yum China Holdings Incorporated	7,726	387,073
Yum! Brands Incorporated	12,876	1,581,688
		16,940,963
Household durables: 0.05%
Lennar Corporation Class A	528	55,466
Newell Rubbermaid Incorporated	234	5,024
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Household durables (continued)
Tempur-Pedic International Incorporated	7,119	$ 304,978
Whirlpool Corporation	159	34,621
		400,089
Internet & direct marketing retail: 3.61%
Amazon.com Incorporated †	7,877	27,625,190
eBay Incorporated	10,534	710,624
Etsy Incorporated †	287	78,804
Wayfair Incorporated Class A †	1,394	345,489
		28,760,107
Leisure products: 0.22%
Mattel Incorporated †	33,556	711,723
Polaris Industries Incorporated	1,018	113,802
The Brunswick Corporation	7,597	713,434
YETI Holdings Incorporated †	1,857	171,141
		1,710,100
Multiline retail: 0.42%
Dollar General Corporation	1,368	302,738
Kohl's Corporation	12,898	660,765
Nordstrom Incorporated †	2,161	45,748
Target Corporation	9,590	2,338,426
		3,347,677
Specialty retail: 1.98%
AutoNation Incorporated †	13,013	1,611,660
Bath & Body Works Incorporated	4,349	326,740
Best Buy Company Incorporated	3,414	364,820
Dick's Sporting Goods Incorporated	6,847	804,933
Foot Locker Incorporated	18,302	835,303
Lithia Motors Incorporated Class A	760	221,411
Lowe's Companies Incorporated	9,769	2,389,400
O'Reilly Automotive Incorporated †	42	26,803
Penske Auto Group Incorporated	10,553	1,051,290
Petco Health & Wellness Company †	6,633	127,155
The Gap Incorporated	7,632	126,157
The Home Depot Incorporated	16,809	6,733,853
The TJX Companies Incorporated	7,802	541,459
Tractor Supply Company	326	73,458
Ulta Beauty Incorporated †	289	110,962
Victoria's Secret Corporation †	1,419	77,023
Williams-Sonoma Incorporated	1,981	385,978
		15,808,405
Textiles, apparel & luxury goods: 0.21%
Capri Holdings Limited †	3,001	177,719
Deckers Outdoor Corporation †	264	107,026
HanesBrands Incorporated	16,761	270,690
Skechers USA Incorporated Class A †	2,409	108,212
Tapestry Incorporated	3,711	148,885
Under Armour Incorporated Class A †	24,192	570,689
Under Armour Incorporated Class C †	15,108	303,218
		1,686,439
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Consumer staples: 5.80%
Beverages: 1.35%
Boston Beer Company Incorporated Class A †	172	$ 77,601
Constellation Brands Incorporated Class A	3,023	681,173
Keurig Dr. Pepper Incorporated	16,790	570,692
Molson Coors Brewing Company Class B	22,365	993,901
Monster Beverage Corporation †	6,610	553,786
PepsiCo Incorporated	26,775	4,278,110
The Coca-Cola Company	69,520	3,646,324
		10,801,587
Food & staples retailing: 1.37%
Albertsons Companies LLC	25,850	909,662
Costco Wholesale Corporation	7,960	4,293,465
Sysco Corporation	3,913	274,067
The Kroger Company	31,573	1,311,227
US Foods Holding Corporation †	3,956	124,298
Walgreens Boots Alliance Incorporated	12,318	551,846
Walmart Incorporated	24,630	3,463,717
		10,928,282
Food products: 1.41%
Archer Daniels Midland Company	21,625	1,345,291
Bunge Limited	17,429	1,508,829
Campbell Soup Company	3,519	141,921
ConAgra Foods Incorporated	4,138	126,416
Darling Ingredients Incorporated †	9,365	632,325
Flowers Foods Incorporated	33,971	877,131
General Mills Incorporated	3,728	230,279
Hain Celestial Group Incorporated †	12,321	485,817
Ingredion Incorporated	5,574	519,107
Kellogg Company	5,609	343,159
Mondelez International Incorporated Class A	13,037	768,401
Pilgrim's Pride Corporation †	48,363	1,358,033
Post Holdings Incorporated †	1,051	101,527
Seaboard Corporation	32	124,481
The Hershey Company	4,091	726,112
The J.M. Smucker Company	3,067	387,883
The Kraft Heinz Company	4,786	160,857
Tyson Foods Incorporated Class A	17,592	1,389,064
		11,226,633
Household products: 1.11%
Church & Dwight Company Incorporated	1,601	143,097
Colgate-Palmolive Company	19,248	1,443,985
Kimberly-Clark Corporation	6,022	784,727
Reynolds Consumer Products Incorporated	1,005	29,326
Spectrum Brands Holdings Incorporated	766	76,677
The Clorox Company	572	93,150
The Procter & Gamble Company	43,625	6,307,303
		8,878,265
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Personal products: 0.08%
Herbalife Nutrition Limited †	1,938	$ 72,404
The Estee Lauder Companies Incorporated Class A	1,718	570,496
		642,900
Tobacco: 0.48%
Altria Group Incorporated	32,990	1,406,694
Philip Morris International Incorporated	28,142	2,418,523
		3,825,217
Energy: 2.10%
Energy equipment & services: 0.10%
Baker Hughes Incorporated	12,154	283,674
Schlumberger Limited	17,676	506,948
		790,622
Oil, gas & consumable fuels: 2.00%
Antero Midstream Corporation	23,715	230,273
APA Corporation	29,055	748,747
Cabot Oil & Gas Corporation	14,242	285,979
Cheniere Energy Incorporated	4,466	468,081
Chevron Corporation	31,243	3,526,397
ConocoPhillips	12,840	900,469
Continental Resources Incorporated	5,238	232,253
Devon Energy Corporation	1,595	67,086
Diamondback Energy Incorporated	3,660	390,632
EOG Resources Incorporated	8,535	742,545
Exxon Mobil Corporation	79,645	4,765,957
HollyFrontier Corporation	2,652	85,713
Marathon Oil Corporation	9,527	147,573
Marathon Petroleum Corporation	17,498	1,064,753
Occidental Petroleum Corporation	4,005	118,748
ONEOK Incorporated	6,117	366,041
Phillips 66	7,738	535,237
Targa Resources Corporation	16,215	837,180
Valero Energy Corporation	7,279	487,256
		16,000,920
Financials: 9.00%
Banks: 2.95%
Bank of America Corporation	116,801	5,194,140
Bank of Hawaii Corporation	409	32,630
Bank OZK	11,657	521,184
BOK Financial Corporation	3,888	401,280
Citigroup Incorporated	31,930	2,033,941
Citizens Financial Group Incorporated	6,638	313,778
Fifth Third Bancorp	8,698	366,621
First Citizens BancShares Corporation Class A	128	102,909
First Hawaiian Incorporated	3,119	81,874
First Republic Bank	436	91,412
FNB Corporation	36,563	426,325
Huntington Bancshares Incorporated	4,444	65,949
JPMorgan Chase & Company	50,362	7,998,996
KeyCorp	8,762	196,619
M&T Bank Corporation	736	107,905
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Banks (continued)
PacWest Bancorp	6,934	$ 310,227
Pinnacle Financial Partners Incorporated	2,618	249,783
PNC Financial Services Group Incorporated	5,436	1,070,892
Popular Incorporated	4,885	380,151
Regions Financial Corporation	11,841	269,383
SVB Financial Group †	145	100,388
Synovus Financial Corporation	5,343	241,984
Truist Financial Corporation	15,984	948,011
Umpqua Holdings Corporation	28,058	534,785
US Bancorp	20,859	1,154,337
Webster Financial Corporation	1,630	87,841
Wintrust Financial Corporation	1,688	147,751
Zions Bancorporation	1,258	79,355
		23,510,451
Capital markets: 2.76%
Affiliated Managers Group Incorporated	7,901	1,344,197
Ameriprise Financial Incorporated	1,788	517,805
Apollo Global Management Incorporated	3,272	231,592
Bank of New York Mellon Corporation	4,866	266,608
BlackRock Incorporated	2,030	1,836,358
Evercore Partners Incorporated Class A	8,879	1,231,517
Franklin Resources Incorporated	5,667	183,611
Invesco Limited	40,480	903,918
Janus Henderson Group plc	32,289	1,379,709
Jefferies Financial Group Incorporated	12,875	483,843
KKR & Company Incorporated Class A	1,614	120,162
LPL Financial Holdings Incorporated	1,416	223,176
Moody's Corporation	1,110	433,610
Morgan Stanley	18,403	1,744,972
MSCI Incorporated	540	339,903
Raymond James Financial Incorporated	3,029	297,720
S&P Global Incorporated	4,340	1,977,868
SEI Investments Company	13,182	786,043
Stifel Financial Corporation	6,365	451,979
T. Rowe Price Group Incorporated	3,999	799,600
The Blackstone Group Incorporated Class A	20,950	2,963,378
The Carlyle Group Incorporated	14,601	798,529
The Goldman Sachs Group Incorporated	4,929	1,877,900
The NASDAQ Incorporated	3,779	768,006
VIRTU Financial Incorporated Class A	1,662	46,835
		22,008,839
Consumer finance: 0.37%
Ally Financial Incorporated	3,627	166,225
American Express Company	6,580	1,002,134
Capital One Financial Corporation	4,592	645,314
Discover Financial Services	1,246	134,381
OneMain Holdings Incorporated	10,262	510,945
SLM Corporation	5,561	98,875
Synchrony Financial	9,161	410,321
		2,968,195
Diversified financial services: 1.18%
Berkshire Hathaway Incorporated Class B †	33,233	9,195,239
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Diversified financial services (continued)
Equitable Holdings Incorporated	3,243	$ 102,025
Voya Financial Incorporated	2,082	129,375
		9,426,639
Insurance: 1.62%
AFLAC Incorporated	5,907	319,805
Alleghany Corporation †	241	155,898
American Financial Group Incorporated	8,166	1,091,059
American International Group Incorporated	5,882	309,393
Aon plc Class A	2,002	592,132
Assurant Incorporated	2,539	386,182
Assured Guaranty Limited	511	25,024
Axis Capital Holdings Limited	7,377	366,489
Chubb Limited	6,630	1,189,886
Cincinnati Financial Corporation	11	1,253
CNA Financial Corporation	2,481	103,309
Erie Indemnity Company Class A	8	1,486
Everest Reinsurance Group Limited	922	236,382
First American Financial Corporation	7,193	533,577
Kemper Corporation	291	16,098
Marsh & McLennan Companies Incorporated	8,115	1,331,022
Mercury General Corporation	15,841	808,208
MetLife Incorporated	9,196	539,437
Old Republic International Corporation	40,045	959,478
Progressive Corporation	6,519	605,876
Prudential Financial Incorporated	6,247	638,818
The Allstate Corporation	5,292	575,346
The Hanover Insurance Group Incorporated	5,543	674,860
The Travelers Companies Incorporated	5,770	847,902
UnumProvident Corporation	25,795	595,865
		12,904,785
Mortgage REITs: 0.05%
AGNC Investment Corporation	11,677	178,541
Annaly Capital Management Incorporated	22,908	185,555
New Residential Investment Corporation	4,050	43,052
		407,148
Thrifts & mortgage finance: 0.07%
MGIC Investment Corporation	1	14
New York Community Bancorp Incorporated	8,196	98,188
Rocket Companies Incorporated Class A	32,017	496,264
UWM Holdings Corporation	1,739	11,982
		606,448
Health care: 13.47%
Biotechnology: 2.62%
AbbVie Incorporated	39,233	4,522,780
Amgen Incorporated	13,331	2,651,269
Biogen Incorporated †	2,703	637,205
BioMarin Pharmaceutical Incorporated †	2,514	216,933
Exelixis Incorporated †	20,671	347,066
Gilead Sciences Incorporated	35,773	2,465,833
Horizon Therapeutics plc †	6,512	675,685
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Incyte Corporation †	11,534	$ 781,082
Ionis Pharmaceuticals Incorporated †	15,089	399,859
Moderna Incorporated †	8,539	3,009,400
Natera Incorporated †	433	39,602
Neurocrine Biosciences Incorporated †	5,063	421,495
Novavax Incorporated †	1,378	287,492
Regeneron Pharmaceuticals Incorporated †	3,385	2,154,654
Seagen Incorporated †	428	68,480
United Therapeutics Corporation †	7,433	1,408,554
Vertex Pharmaceuticals Incorporated †	4,444	830,761
		20,918,150
Health care equipment & supplies: 2.79%
Abbott Laboratories	32,208	4,050,800
Align Technology Incorporated †	1,319	806,608
Baxter International Incorporated	7,950	592,832
Becton Dickinson & Company	5,413	1,283,639
Boston Scientific Corporation †	20,553	782,453
Dentsply Sirona Incorporated	9,622	468,976
Edwards Lifesciences Corporation †	9,106	977,165
Envista Holdings Corporation †	28,845	1,119,186
Figs Incorporated Class A †	7,069	234,974
Globus Medical Incorporated Class A †	7,436	465,642
Hologic Incorporated †	6,755	504,801
ICU Medical Incorporated †	369	83,471
IDEXX Laboratories Incorporated †	2,440	1,483,691
Integra LifeSciences Holdings Corporation †	8,016	512,623
Intuitive Surgical Incorporated †	4,881	1,583,104
Masimo Corporation †	171	47,559
Medtronic plc	23,635	2,521,855
Quidel Corporation †	1,140	168,218
ResMed Incorporated	4,292	1,093,816
STERIS plc	2,319	506,771
Stryker Corporation	5,529	1,308,327
Teleflex Incorporated	108	32,121
The Cooper Companies Incorporated	268	100,894
West Pharmaceutical Services Incorporated	2,238	990,673
Zimmer Biomet Holdings Incorporated	4,442	531,263
		22,251,462
Health care providers & services: 2.39%
Acadia Healthcare Company Incorporated †	8,236	462,616
Anthem Incorporated	4,661	1,893,438
Centene Corporation †	7,926	565,996
Cigna Corporation	6,176	1,185,174
CVS Health Corporation	29,873	2,660,489
DaVita HealthCare Partners Incorporated †	1,248	117,936
HCA Healthcare Incorporated	5,956	1,343,614
Henry Schein Incorporated †	7,028	499,410
Humana Incorporated	1,864	782,339
Laboratory Corporation of America Holdings †	2,677	763,828
Molina Healthcare Incorporated †	3,588	1,023,226
Quest Diagnostics Incorporated	945	140,503
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Health care providers & services (continued)
UnitedHealth Group Incorporated	16,798	$ 7,462,008
Universal Health Services Incorporated Class B	1,326	157,436
		19,058,013
Health care technology: 0.12%
Certara Incorporated †	3,065	82,540
Veeva Systems Incorporated Class A †	3,090	873,172
		955,712
Life sciences tools & services: 2.23%
Agilent Technologies Incorporated	8,493	1,281,594
Avantor Incorporated †	25,677	1,013,728
Bio-Techne Corporation	1,178	556,051
Bruker Corporation	14,633	1,185,127
Charles River Laboratories International Incorporated †	2,018	738,326
Danaher Corporation	10,775	3,465,671
Illumina Incorporated †	1,053	384,692
IQVIA Holdings Incorporated †	4,489	1,163,235
Mettler-Toledo International Incorporated †	860	1,302,152
PerkinElmer Incorporated	1,319	240,269
Syneos Health Incorporated †	9,795	951,682
Thermo Fisher Scientific Incorporated	6,557	4,149,466
Waters Corporation †	4,193	1,375,598
		17,807,591
Pharmaceuticals: 3.32%
Bristol-Myers Squibb Company	39,626	2,125,142
Catalent Incorporated †	1,969	253,332
Eli Lilly & Company	15,387	3,816,591
Jazz Pharmaceuticals plc †	1,209	144,923
Johnson & Johnson	48,127	7,504,443
Merck & Company Incorporated	43,635	3,268,698
Organon & Company	54,670	1,598,004
Perrigo Company plc	2,397	87,994
Pfizer Incorporated	111,006	5,964,352
Viatris Incorporated	14,869	183,037
Zoetis Incorporated	6,917	1,535,851
		26,482,367
Industrials: 8.60%
Aerospace & defense: 1.48%
BWX Technologies Incorporated	4,419	210,786
Curtiss-Wright Corporation	1,916	241,071
General Dynamics Corporation	8,625	1,629,866
Hexcel Corporation †	1,491	76,608
Howmet Aerospace Incorporated	22,988	646,652
Huntington Ingalls Industries Incorporated	6,707	1,190,560
L3Harris Technologies Incorporated	3,682	769,833
Lockheed Martin Corporation	5,573	1,857,592
Northrop Grumman Corporation	4,059	1,415,779
Raytheon Technologies Corporation	22,038	1,783,315
Textron Incorporated	11,142	788,854
The Boeing Company †	6,073	1,201,543
		11,812,459
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Air freight & logistics: 0.59%
C.H. Robinson Worldwide Incorporated	6,827	$ 649,179
Expeditors International of Washington Incorporated	5,046	613,695
FedEx Corporation	2,918	672,220
United Parcel Service Incorporated Class B	13,300	2,638,321
XPO Logistics Incorporated	1,798	130,247
		4,703,662
Airlines: 0.10%
Alaska Air Group Incorporated †	3,545	172,181
Copa Holdings SA Class A †	6,298	440,356
Delta Air Lines Incorporated †	3,970	143,714
		756,251
Building products: 0.56%
A.O. Smith Corporation	3,616	285,845
Builders FirstSource Incorporated †	2,778	192,904
Carlisle Companies Incorporated	1,225	275,870
Carrier Global Corporation	8,395	454,337
Johnson Controls International plc	18,320	1,369,603
Lennox International Incorporated	1,805	557,781
Masco Corporation	1,043	68,734
Owens Corning Incorporated	4,480	380,083
Trane Technologies plc	4,697	876,695
		4,461,852
Commercial services & supplies: 0.41%
ADT Incorporated	2,916	24,232
Cintas Corporation	1,031	435,278
Clean Harbors Incorporated †	6,630	672,547
MSA Safety Incorporated	644	92,298
Republic Services Incorporated	2,529	334,486
Rollins Incorporated	3,925	130,624
Stericycle Incorporated †	6,532	369,058
Waste Management Incorporated	7,441	1,195,545
		3,254,068
Construction & engineering: 0.01%
AECOM Technology Corporation †	1,072	73,904
Electrical equipment: 1.06%
Acuity Brands Incorporated	4,704	947,150
AMETEK Incorporated	1,199	163,664
Eaton Corporation plc	10,409	1,686,883
Emerson Electric Company	13,107	1,151,319
Generac Holdings Incorporated †	1,002	422,082
Hubbell Incorporated	5,717	1,118,817
nVent Electric plc	25,600	891,648
Regal-Beloit Corporation	5,853	925,359
Rockwell Automation Incorporated	2,289	769,562
Sensata Technologies Holding plc †	2,744	152,841
Shoals Technologies Group Class A †	3,622	101,778
Vertiv Holdings Company	5,273	135,200
		8,466,303
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Industrial conglomerates: 0.78%
3M Company	10,592	$ 1,801,064
General Electric Company	19,638	1,865,414
Honeywell International Incorporated	12,581	2,544,381
		6,210,859
Machinery: 1.19%
AGCO Corporation	6,668	734,880
Allison Transmission Holdings Incorporated	6,097	210,895
Caterpillar Incorporated	7,458	1,442,004
Crane Company	3,026	292,130
Cummins Incorporated	1,400	293,650
Deere & Company	4,016	1,387,689
Donaldson Company Incorporated	2,306	130,128
Dover Corporation	2,517	412,410
Flowserve Corporation	5,622	168,548
Gates Industrial Corporation plc †	10,052	161,134
Illinois Tool Works Incorporated	2,948	684,378
ITT Incorporated	4,582	433,366
Lincoln Electric Holdings Incorporated	6,492	876,160
Oshkosh Corporation	1,225	131,810
Otis Worldwide Corporation	8,496	683,078
PACCAR Incorporated	382	31,866
Parker-Hannifin Corporation	1,613	487,223
Pentair plc	10,096	743,974
The Middleby Corporation †	25	4,367
The Timken Company	1,162	76,494
The Toro Company	697	70,090
Xylem Incorporated	394	47,717
		9,503,991
Professional services: 0.92%
Booz Allen Hamilton Holding Corporation	5,662	475,268
CACI International Incorporated Class A †	2,839	736,522
FTI Consulting Incorporated †	6,255	913,793
IHS Markit Limited	215	27,481
Jacobs Engineering Group Incorporated	5,583	795,912
Legalzoom.com Incorporated †	349	6,285
Leidos Holdings Incorporated	3,405	299,334
Manpower Incorporated	15,434	1,383,349
Nielsen Holdings plc	32,322	619,290
Robert Half International Incorporated	12,594	1,400,075
Science Applications International Corporation	7,863	659,627
		7,316,936
Road & rail: 1.21%
AMERCO	52	36,637
CSX Corporation	20,774	720,027
J.B. Hunt Transport Services Incorporated	5,485	1,048,513
Knight-Swift Transportation Holdings Incorporated	9,743	557,787
Landstar System Incorporated	8,739	1,472,958
Norfolk Southern Corporation	1	265
Old Dominion Freight Line Incorporated	2,477	879,756
Ryder System Incorporated	18,964	1,575,529
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Road & rail (continued)
Schneider National Incorporated Class B	62,638	$ 1,540,895
Union Pacific Corporation	7,834	1,846,004
		9,678,371
Trading companies & distributors: 0.29%
Fastenal Company	1,381	81,714
MSC Industrial Direct Company Class A	8,476	667,061
Univar Incorporated †	30,086	779,528
W.W. Grainger Incorporated	849	408,717
Watsco Incorporated	1,346	393,988
		2,331,008
Information technology: 29.87%
Communications equipment: 0.68%
Ciena Corporation †	2,820	169,849
Cisco Systems Incorporated	69,298	3,800,302
CommScope Holdings Incorporated †	3,680	36,653
Juniper Networks Incorporated	9,741	303,237
Motorola Solutions Incorporated	3,806	963,603
Ubiquiti Incorporated	384	114,927
		5,388,571
Electronic equipment, instruments & components: 0.73%
Arrow Electronics Incorporated †	12,826	1,560,283
Avnet Incorporated	45,271	1,641,979
CDW Corporation of Delaware	4,256	805,916
Jabil Circuit Incorporated	19,033	1,112,669
Keysight Technologies Incorporated †	1,477	287,247
SYNNEX Corporation	4,097	423,876
		5,831,970
IT services: 4.75%
Accenture plc Class A	13,304	4,754,850
Akamai Technologies Incorporated †	2,497	281,412
Alliance Data Systems Corporation	11,276	768,572
Amdocs Limited	10,762	751,403
Automatic Data Processing Incorporated	7,429	1,715,282
Broadridge Financial Solutions Incorporated	5,422	913,987
Cloudflare Incorporated Class A †	1,369	257,701
Cognizant Technology Solutions Corporation Class A	19,230	1,499,555
Concentrix Corporation	6,082	1,009,612
DXC Technology Company †	59,446	1,782,786
EPAM Systems Incorporated †	2,344	1,426,441
Euronet Worldwide Incorporated †	946	95,896
Fidelity National Information Services Incorporated	6,839	714,676
Fiserv Incorporated †	10,054	970,412
FleetCor Technologies Incorporated †	612	126,764
Gartner Incorporated †	4,240	1,323,940
Genpact Limited	15,443	745,434
Global Payments Incorporated	2,601	309,623
Globant SA †	383	101,499
GoDaddy Incorporated Class A †	254	17,823
International Business Machines Corporation	20,117	2,355,701
Jack Henry & Associates Incorporated	4,350	659,591
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
IT services (continued)
Kyndryl Holdings Incorporated †	4,023	$ 63,563
MasterCard Incorporated Class A	14,115	4,445,096
Paychex Incorporated	9,681	1,153,975
PayPal Holdings Incorporated †	4,544	840,140
Shift4 Payments Incorporated Class A †	3,175	165,164
Solarwinds Corporation	637	9,173
Square Incorporated Class A †	8,031	1,673,098
Switch Incorporated Class A	4,543	124,251
The Western Union Company	41,347	654,110
VeriSign Incorporated †	3,447	826,970
Visa Incorporated Class A	27,686	5,364,716
		37,903,216
Semiconductors & semiconductor equipment: 6.16%
Advanced Micro Devices Incorporated †	20,888	3,308,033
Allegro MicroSystems Incorporated †	22,872	714,293
Analog Devices Incorporated	8,489	1,530,142
Applied Materials Incorporated	18,813	2,769,085
Broadcom Incorporated	7,173	3,971,547
Cirrus Logic Incorporated †	6,350	509,143
Entegris Incorporated	2,417	353,075
First Solar Incorporated †	1,463	151,567
Intel Corporation	70,000	3,444,000
KLA Corporation	3,785	1,544,772
Lam Research Corporation	2,876	1,955,249
Microchip Technology Incorporated	11,226	936,585
Micron Technology Incorporated	20,141	1,691,844
MKS Instruments Incorporated	993	151,095
Monolithic Power Systems Incorporated	416	230,239
NVIDIA Corporation	41,562	13,580,799
NXP Semiconductors NV	6,893	1,539,620
ON Semiconductor Corporation †	28,629	1,758,679
Qorvo Incorporated †	3,957	578,632
Qualcomm Incorporated	20,920	3,777,315
Skyworks Solutions Incorporated	3,702	561,445
Teradyne Incorporated	3,353	512,573
Texas Instruments Incorporated	18,427	3,544,802
		49,114,534
Software: 11.53%
Adobe Incorporated †	9,057	6,066,831
Anaplan Incorporated †	71	3,040
ANSYS Incorporated †	267	104,525
Atlassian Corporation plc Class A †	3,703	1,393,513
Autodesk Incorporated †	4,192	1,065,564
Bentley Systems Incorporated Class B	8,998	431,814
Cadence Design Systems Incorporated †	8,669	1,538,401
CDK Global Incorporated	2,228	86,090
Crowdstrike Holdings Incorporated Class A †	2,636	572,381
Datadog Incorporated Class A †	271	48,317
Datto Holding Corporation †	3,976	93,277
DocuSign Incorporated †	3,636	895,765
Dolby Laboratories Incorporated Class A	12,256	1,022,273
Doubleverify Holdings Incorporated †	303	9,357
Dropbox Incorporated Class A †	52,483	1,291,607
Dynatrace Incorporated †	5,034	316,387
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Software (continued)
Elastic NV †	365	$ 56,743
Fair Isaac Corporation †	2,085	736,276
Fortinet Incorporated †	5,198	1,726,308
Guidewire Software Incorporated †	510	59,333
HubSpot Incorporated †	827	667,315
Intuit Incorporated	5,584	3,642,443
Mandiant Incorporated †	4,216	71,546
Manhattan Associates Incorporated †	6,886	1,075,318
McAfee Corporation Class A	78,963	2,041,194
Microsoft Corporation	139,659	46,169,869
N-able Incorporated †	45,885	541,443
NCR Corporation †	32,184	1,251,958
New Relic Incorporated †	7,961	882,318
NortonLifeLock Incorporated	9,880	245,518
Nutanix Incorporated Class A †	10,501	348,843
Oracle Corporation	33,593	3,048,229
Palantir Technologies Incorporated Class A †	6,582	135,918
Palo Alto Networks Incorporated †	1,814	992,149
Pegasystems Incorporated	77	8,841
PTC Incorporated †	4,783	524,121
RingCentral Incorporated Class A †	973	210,149
Salesforce.com Incorporated †	14,692	4,186,632
ServiceNow Incorporated †	3,402	2,203,475
Smartsheet Incorporated Class A †	6,879	440,256
SS&C Technologies Holdings Incorporated	13,120	1,001,450
Synopsys Incorporated †	4,369	1,489,829
Teradata Corporation †	24,245	1,052,718
Tyler Technologies Incorporated †	699	362,767
VMware Incorporated Class A	3,996	466,493
Workday Incorporated Class A †	3,304	906,056
Zendesk Incorporated †	856	87,406
Zoom Video Communications Incorporated †	2,079	439,521
		92,011,577
Technology hardware, storage & peripherals: 6.02%
Apple Incorporated	278,066	45,964,310
Hewlett Packard Enterprise Company	17,516	251,355
HP Incorporated	41,772	1,473,716
Western Digital Corporation †	5,448	315,112
Xerox Holdings Corporation	827	15,233
		48,019,726
Materials: 1.90%
Chemicals: 1.15%
Ashland Global Holdings Incorporated	978	98,846
Axalta Coating Systems Limited †	3,637	110,274
Celanese Corporation Series A	1,201	181,783
Corteva Incorporated	8,206	369,270
Diversey Holdings Limited †	4,821	63,541
Dow Incorporated	17,355	953,310
DuPont de Nemours Incorporated	5,093	376,678
Eastman Chemical Company	4,447	463,778
Ecolab Incorporated	1,886	417,692
Element Solutions Incorporated	14,063	321,621
Huntsman Corporation	23,396	741,419
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV Class A	5,643	$ 491,675
Olin Corporation	33,324	1,811,159
PPG Industries Incorporated	1,154	177,912
The Chemours Company	23,952	711,374
The Mosaic Company	9,950	340,489
The Sherwin-Williams Company	3,582	1,186,502
Valvoline Incorporated	8,992	306,357
Westlake Chemical Corporation	961	89,296
		9,212,976
Construction materials: 0.07%
Eagle Materials Incorporated	3,323	512,473
Martin Marietta Materials Incorporated	66	26,632
		539,105
Containers & packaging: 0.24%
Ardagh Group SA ♦	1,265	29,569
Avery Dennison Corporation	1,686	345,748
Berry Global Group Incorporated †	3,190	220,270
Graphic Packaging Holding Company	12,237	241,558
International Paper Company	6,973	317,411
Packaging Corporation of America	1,116	145,738
Sealed Air Corporation	2,813	174,744
Sonoco Products Company	2,746	159,625
WestRock Company	6,873	298,219
		1,932,882
Metals & mining: 0.43%
Alcoa Corporation	5,116	238,047
Cleveland Cliffs Incorporated †	1,755	35,714
Freeport-McMoRan Incorporated	7,637	283,180
Nucor Corporation	7,745	822,984
Reliance Steel & Aluminum Company	3,506	521,097
Steel Dynamics Incorporated	13,227	790,975
United States Steel Corporation	31,978	723,023
		3,415,020
Paper & forest products: 0.01%
Sylvamo Corporation †	1,268	38,395
Real estate: 2.71%
Equity REITs: 2.40%
American Campus Communities Incorporated	11,412	590,457
American Homes 4 Rent Class A	7,542	302,359
American Tower Corporation	5,371	1,409,780
Apartment Income Corporation REIT	6,637	336,894
AvalonBay Communities Incorporated	2,140	511,182
Brixmor Property Group Incorporated	7,644	173,825
Camden Property Trust	4,139	683,804
CoreSite Realty Corporation	2,803	479,453
Crown Castle International Corporation	6,011	1,091,898
CubeSmart	7,951	428,718
Duke Realty Corporation	3,952	230,520
Equinix Incorporated	740	601,028
Equity Lifestyle Properties Incorporated	2,413	196,177
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Equity REITs (continued)
Equity Residential	6,846	$ 584,032
Essex Property Trust Incorporated	1,619	549,553
Extra Space Storage Incorporated	3,328	665,600
First Industrial Realty Trust Incorporated	5,716	345,304
Gaming and Leisure Properties Incorporated	5,311	239,632
Healthpeak Properties Incorporated	5,701	187,335
Highwoods Properties Incorporated	2,941	127,051
Invitation Homes Incorporated	12,782	516,904
Iron Mountain Incorporated	27,721	1,259,642
Lamar Advertising Company Class A	6,445	704,181
Life Storage Incorporated	3,339	441,215
Mid-America Apartment Communities Incorporated	3,968	818,400
National Retail Properties Incorporated	1,493	65,841
Omega Healthcare Investors Incorporated	2,256	63,033
Orion Office Incorporated †	706	12,546
Prologis Incorporated	6,500	979,875
Public Storage Incorporated	3,017	987,705
Realty Income Corporation	7,061	479,583
Regency Centers Corporation	4,984	345,591
SBA Communications Corporation	875	300,825
Simon Property Group Incorporated	5,212	796,602
SL Green Realty Corporation	350	24,301
UDR Incorporated	3,051	173,083
Ventas Incorporated	2,705	126,919
VICI Properties Incorporated	10,513	285,954
Welltower Incorporated	6,538	520,556
Weyerhaeuser Company	13,634	512,775
		19,150,133
Real estate management & development: 0.31%
CBRE Group Incorporated Class A †	10,988	1,050,123
Jones Lang LaSalle Incorporated †	5,905	1,387,144
		2,437,267
Utilities: 2.32%
Electric utilities: 1.40%
Alliant Energy Corporation	1,172	64,214
American Electric Power Company Incorporated	4,919	398,685
Avangrid Incorporated	1,023	51,784
Duke Energy Corporation	11,396	1,105,526
Edison International	6,182	403,561
Entergy Corporation	310	31,105
Evergy Incorporated	8,461	535,581
Eversource Energy	1,486	122,253
Exelon Corporation	25,050	1,320,887
FirstEnergy Corporation	20,352	766,456
Hawaiian Electric Industries Incorporated	6,355	241,426
IDACORP Incorporated	3,326	347,966
NextEra Energy Incorporated	26,529	2,302,187
NRG Energy Incorporated	26,205	943,904
OGE Energy Corporation	20,641	708,399
PG&E Corporation †	23,616	280,558
PPL Corporation	11,844	329,619
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Electric utilities (continued)
The Southern Company	16,942	$ 1,035,156
Xcel Energy Incorporated	3,252	207,250
		11,196,517
Gas utilities: 0.06%
National Fuel Gas Company	5,014	289,859
UGI Corporation	3,771	155,554
		445,413
Independent power & renewable electricity producers: 0.20%
AES Corporation	29,815	697,075
Vistra Energy Corporation	43,535	865,476
		1,562,551
Multi-utilities: 0.58%
CenterPoint Energy Incorporated	20,833	539,783
CMS Energy Corporation	158	9,298
Consolidated Edison Incorporated	2,253	174,923
Dominion Energy Incorporated	9,983	710,790
DTE Energy Company	3,711	402,050
MDU Resources Group Incorporated	50,893	1,385,816
NiSource Incorporated	5,665	138,849
Public Service Enterprise Group Incorporated	8,564	535,164
Sempra Energy	5,125	614,334
WEC Energy Group Incorporated	1,707	148,390
		4,659,397
Water utilities: 0.08%
American Water Works Company Incorporated	3,274	551,898
Essential Utilities Incorporated	2,759	130,418
		682,316
Total Common stocks (Cost $575,034,236)		774,867,792

		Yield
Short-term investments: 2.32%
Investment companies: 2.32%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	18,528,239	18,528,239
Total Short-term investments (Cost $18,528,239)				18,528,239
Total investments in securities (Cost $593,562,475)	99.45%			793,396,031
Other assets and liabilities, net	0.55			4,406,321
Total net assets	100.00%			$797,802,352

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  17

Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$18,864,948	$145,141,936	$(145,478,645)	$0	$0	$18,528,239	18,528,239	$4,632
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	98	12-17-2021	$22,579,961	$22,374,625	$0	$(205,336)
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  19

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$81,435,594	$0	$0	$81,435,594
Consumer discretionary	88,920,742	0	0	88,920,742
Consumer staples	46,302,884	0	0	46,302,884
Energy	16,791,542	0	0	16,791,542
Financials	71,832,505	0	0	71,832,505
Health care	107,473,295	0	0	107,473,295
Industrials	68,569,664	0	0	68,569,664
Information technology	238,269,594	0	0	238,269,594
Materials	15,108,809	29,569	0	15,138,378
Real estate	21,587,400	0	0	21,587,400
Utilities	18,546,194	0	0	18,546,194
Short-term investments
Investment companies	18,528,239	0	0	18,528,239
	793,366,462	29,569	0	793,396,031
Futures contracts	(205,336)	0	0	(205,336)
Total assets	$793,161,126	$29,569	$0	$793,190,695
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $3,707,928 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

20  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio